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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-22213

AlphaMark Investment Trust

(Exact name of registrant as specified in charter)

250 Grandview Drive, Suite 175 Ft. Mitchell, Kentucky	41017
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:      August 31, 2014

Date of reporting period:    November 30, 2013

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2013 (Unaudited)
COMMON STOCKS - 97.9%	Shares	Value
Consumer Discretionary - 15.1%
Hotels, Restaurants & Leisure - 5.8%
McDonald's Corp.	5,104	$496,976
Starwood Hotels & Resorts Worldwide, Inc.	8,713	648,944
		1,145,920
Leisure Equipment & Products - 3.1%
Polaris Industries, Inc.	4,580	611,293

Media - 3.2%
Discovery Communications, Inc. - Class A *	7,271	634,540

Specialty Retail - 3.0%
Ross Stores, Inc.	7,680	587,213

Consumer Staples - 5.0%
Food Products - 2.2%
Green Mountain Coffee Roasters, Inc. *	6,510	438,644

Personal Products - 2.8%
Estée Lauder Cos., Inc. (The) - Class A	7,298	547,058

Energy - 10.8%
Oil, Gas & Consumable Fuels - 10.8%
Continental Resources, Inc. *	6,610	710,641
EOG Resources, Inc.	4,014	662,310
Tesoro Corp.	12,980	761,017
		2,133,968
Financials - 7.9%
Consumer Finance - 3.8%
American Express Co.	8,764	751,951

Diversified Financial Services - 4.1%
IntercontinentalExchange Group, Inc. *	3,765	803,037

Health Care - 14.6%
Biotechnology - 3.4%
Amgen, Inc.	5,818	663,717

Pharmaceuticals - 11.2%
Mylan, Inc. *	17,507	772,584
Novo Nordisk A/S - ADR	4,001	715,099
Perrigo Co.	4,615	719,432
		2,207,115

See accompanying notes to Schedules of Investments.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 97.9% (Continued)	Shares	Value
Industrials - 12.8%
Commercial Services & Supplies - 3.0%
Waste Management, Inc.	13,090	$597,951

Electrical Equipment - 3.5%
Rockwell Automation, Inc.	6,020	683,752

Machinery - 6.3%
Flowserve Corp.	10,690	763,052
Joy Global, Inc.	8,364	473,068
		1,236,120
Information Technology - 22.3%
Computers & Peripherals - 4.7%
Apple, Inc.	927	515,477
EMC Corp.	17,555	418,687
		934,164
Electronic Equipment, Instruments & Components - 2.9%
Amphenol Corp. - Class A	6,588	559,980

Internet Software & Services - 7.4%
Akamai Technologies, Inc. *	9,300	415,896
eBay, Inc. *	11,196	565,622
NetEase.com, Inc. - ADR	6,733	483,497
		1,465,015
Semiconductors & Semiconductor Equipment - 4.6%
Cirrus Logic, Inc. *	20,037	404,347
KLA-Tencor Corp.	7,964	508,661
		913,008
Software - 2.7%
Oracle Corp.	14,812	522,715

Materials - 4.6%
Chemicals - 2.3%
Eastman Chemical Co.	5,920	456,018

Containers & Packaging - 2.3%
Packaging Corp. of America	7,209	441,623

Telecommunication Services - 4.8%
Diversified Telecommunication Services - 4.8%
CenturyLink, Inc.	14,675	450,523
Verizon Communications, Inc.	10,181	505,181
		955,704

Total Common Stocks (Cost $12,056,825)		$19,290,506

See accompanying notes to Schedules of Investments.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS - 1.9%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.01% (a)	281,078	$281,078
Invesco Liquid Assets Portfolio (The) - Institutional Class, 0.07% (a)	93,692	93,692
Total Money Market Funds (Cost $374,770)		$374,770

Total Investments at Value — 99.8% (Cost $12,431,595)		$19,665,276

Other Assets in Excess of Liabilities — 0.2%		37,518

Net Assets — 100.0%		$19,702,794

ADR - American Depositary Receipt.
* Non-income producing security.
(a) The rate shown is the 7-day effective yield as of November 30, 2013.

See accompanying notes to Schedules of Investments.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2013 (Unaudited)
COMMON STOCKS - 99.3%	Shares	Value
Consumer Discretionary - 13.4%
Auto Components - 2.9%
Cooper Tire & Rubber Co.	23,400	$575,640

Hotels, Restaurants & Leisure - 2.8%
Multimedia Games Holding Co., Inc. *	18,944	549,376

Specialty Retail - 3.9%
Genesco, Inc. *	10,181	762,659

Textiles, Apparel & Luxury Goods - 3.8%
PVH Corp.	5,558	744,327

Consumer Staples - 4.6%
Personal Products - 4.6%
Inter Parfums, Inc.	24,664	897,769

Energy - 6.7%
Oil, Gas & Consumable Fuels - 6.7%
Global Partners LP	20,450	733,950
VAALCO Energy, Inc. *	94,775	573,389
		1,307,339
Financials - 16.0%
Capital Markets - 3.8%
HFF, Inc. - Class A	28,971	742,237

Consumer Finance - 4.0%
Credit Acceptance Corp. *	6,025	778,129

Diversified Financial Services - 3.7%
MarketAxess Holdings, Inc.	10,448	735,226

Thrifts & Mortgage Finance - 4.5%
BofI Holding, Inc. *	10,807	885,742

Health Care - 12.8%
Health Care Providers & Services - 4.1%
Ensign Group, Inc. (The)	18,045	815,093

Pharmaceuticals - 8.7%
Auxilium Pharmaceuticals, Inc. *	40,114	818,727
Santarus, Inc. *	27,475	884,145
		1,702,872

See accompanying notes to Schedules of Investments.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 99.3% (Continued)	Shares	Value
Industrials - 25.3%
Aerospace & Defense - 3.3%
Astronics Corp. *	12,356	$646,095

Airlines - 4.2%
Allegiant Travel Co.	7,594	840,656

Commercial Services & Supplies - 4.8%
US Ecology, Inc.	24,621	947,416

Electrical Equipment - 8.7%
AZZ, Inc.	18,035	881,551
Belden, Inc.	11,757	823,225
		1,704,776
Machinery - 4.3%
Altra Holdings, Inc.	27,700	841,526

Information Technology - 17.6%
Computers & Peripherals - 2.8%
Silicon Graphics International Corp. *	41,200	548,784

IT Services - 3.4%
ExlService Holdings, Inc. *	25,130	662,427

Semiconductors & Semiconductor Equipment - 3.8%
Cirrus Logic, Inc. *	22,860	461,315
OmniVision Technologies, Inc. *	18,183	291,473
		752,788
Software - 7.6%
ACI Worldwide, Inc. *	10,062	649,301
Monotype Imaging Holdings, Inc.	27,392	853,261
		1,502,562
Materials - 2.9%
Chemicals - 2.9%
American Vanguard Corp.	19,480	559,660

Total Common Stocks (Cost $13,568,624)		$19,503,099

See accompanying notes to Schedules of Investments.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS - 0.6%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.01% (a)	81,270	$81,270
Invesco Liquid Assets Portfolio (The) - Institutional Class, 0.07% (a)	27,090	27,090
Total Money Market Funds (Cost $108,360)		$108,360

Total Investments at Value — 99.9% (Cost $13,676,984)		$19,611,459

Other Assets in Excess of Liabilities — 0.1%		21,474

Net Assets — 100.0%		$19,632,933

* Non-income producing security.
(a) The rate shown is the 7-day effective yield as of November 30, 2013.

See accompanying notes to Schedules of Investments.

ALPHAMARK INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
November 30, 2013 (Unaudited)

1.  Securities Valuation

The portfolio securities of AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund (the “Funds”) are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price.  Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask prices.  Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Securities with remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, absent unusual circumstances.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments by security type, as of November 30, 2013:

AlphaMark Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$19,290,506	$-	$-	$19,290,506
Money Market Funds	374,770	-	-	374,770
Total	$19,665,276	$-	$-	$19,665,276

AlphaMark Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$19,503,099	$-	$-	$19,503,099
Money Market Funds	108,360	-	-	108,360
Total	$19,611,459	$-	$-	$19,611,459

ALPHAMARK INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

See each Fund’s Schedule of Investments for a listing of the common stocks by industry type.  The Funds did not have any transfers in and out of any Level as of November 30, 2013. The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2013. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2013:

	AlphaMark	AlphaMark
	Large Cap	Small Cap
	Growth Fund	Growth Fund
Tax cost of portfolio investments	$12,457,083	$13,683,420

Gross unrealized appreciation	$7,516,071	$6,041,954
Gross unrealized depreciation	(307,878)	(113,915)

Net unrealized appreciation	$7,208,193	$5,928,039

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Funds is due to timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.  Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  From time to time, circumstances may affect a particular sector and the companies within such sector.  For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected.  As of November 30, 2013, AlphaMark Small Cap Growth Fund had 25.3% of the value of its net assets invested in stocks within the Industrials sector.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AlphaMark Investment Trust

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	January 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	January 23, 2014

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	January 23, 2014

* Print the name and title of each signing officer under his or her signature.